INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

5. INVENTORIES

Inventories as of December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020
Products	486,271	766,529

In 2019 and 2020, inventories were written down by RMB790 and RMB24,216, respectively, to reflect the lower of cost and net realizable value.